Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2018
Text block1 [abstract]
Related Party Transactions

The following related party balances existed with associate or joint venture businesses at 31 December:

	€ million	€ million
Related party balances	2018	2017
Trading and other balances due from joint ventures	121	124
Trading and other balances due from/(to) associates	—	—